-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0570

                                                   Expires: September 30, 2007

                                                   Estimated average burden
                                                   hours per response: 19.4
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-21785
                                   -----------------------------------

                                Black Pearl Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  125 South Market Street, Suite 1200     San Jose, California       95113
--------------------------------------------------------------------------------
               (Address of principal executive offices)           (Zip code)

                                 Kevin M. Landis

Firsthand Capital Management, Inc.  125 South Market Street, Suite 1200   San Jose, CA 95113
--------------------------------------------------------------------------------------------
                           (Name and address of agent for service)

Registrant's telephone number, including area code:  (408) 294-2200
                                                     ----------------------

Date of fiscal year end:        December 31, 2005
                          --------------------------------------------

Date of reporting period:       December 31, 2005
                          --------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.






                                BLACK PEARL FUNDS


                             Black Pearl Focus Fund

                           Black Pearl Long Short Fund










                                  ANNUAL REPORT

                                December 31, 2005







                               INVESTMENT ADVISOR
                       Firsthand Capital Management, Inc.
                                  San Jose, CA

BLACK PEARL FOCUS FUND
----------------------

FUND PERFORMANCE

Black Pearl Focus Fund commenced operations on November 1, 2005. In the period between commencement of operations and the Fund's fiscal year end on December 31, 2005, the Fund posted a gain of 10.70%. This compares favorably to a 4.29% gain for the Nasdaq 100 Index and a 3.82% gain for the S&P 500 Index.

POSITIVE CONTRIBUTORS

The largest gains for the Fund during the period were attributable to the Fund's positions in Apple Computer (AAPL), Smurfit-Stone Container (SSCC), and Biogen Idec (BIIB).

NEGATIVE CONTRIBUTORS

The largest losses for the Fund during the period were attributable to the Fund's positions in Sepracor (SEPR), Microsoft (MSFT), and Autodesk (ADSK).



BLACK PEARL LONG SHORT FUND
---------------------------

FUND PERFORMANCE

Black Pearl Long Short Fund commenced operations on November 30, 2005. In the period between commencement of operations and the Fund's fiscal year end on December 31, 2005, the Fund posted a gain of 4.50%. This compares favorably to a 1.84% loss for the Nasdaq 100 Index and a 0.57% loss for the S&P 500 Index.

POSITIVE CONTRIBUTORS

The largest gains for the Fund during the period were attributable to the Fund's short positions in Level 3 Communications (LVLT) and C. H. Robinson Worldwide
(CHRW) and the Fund's long position in SanDisk (SNDK).

NEGATIVE CONTRIBUTORS

The largest losses for the Fund during the period were attributable to the Fund's long positions in Apple Computer (AAPL) and Microchip Technology (MCHP) and the Fund's short position in Research in Motion (RIMM).

                             BLACK PEARL FOCUS FUND

        Comparison of the Change in Value of a $10,000 Investment in the Black Pearl Focus Fund versus the Nasdaq 100 Index

--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]



        Black Pearl Focus Fund                      Nasdaq 100 Index
        ----------------------                      ----------------

       11/1/2005       $ 10,000                 11/1/2005       $10,000
      11/30/2005         10,790                11/30/2005       $10,598
      12/31/2005         11,070                12/31/2005       $10,429





Past performance is not predictive of future performance.

--------------------------------------------------------------------------------


                  --------------------------------------------

                                             TOTAL RETURN(a)
                                           SINCE INCEPTION(b)
                                           (FOR PERIOD ENDED
                                           DECEMBER 31, 2005)
                                           -----------------
                  Black Pearl Focus Fund         10.70%
                  Nasdaq 100 Index                4.29%

                  --------------------------------------------


(a) The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Commencement of operations was November 1, 2005.

                           BLACK PEARL LONG SHORT FUND

        Comparison of the Change in Value of a $10,000 Investment in the Black Pearl Long Short Fund versus the Nasdaq 100 Index

--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]



        Black Pearl Long Short Fund                 Nasdaq 100 Index
        ---------------------------                 ----------------

      11/30/2005       $ 10,000                11/30/2005      $ 10,000
      12/31/2005         10,450                12/31/2005         9,816



Past performance is not predictive of future performance.

--------------------------------------------------------------------------------



             ------------------------------------------------------

                                               TOTAL RETURN(a)
                                             SINCE INCEPTION(b)
                                             (FOR PERIOD ENDED
                                             DECEMBER 31, 2005)
                                             -----------------
             Black Pearl Long Short Fund            4.50%
             Nasdaq 100 Index                      (1.84%)

             ------------------------------------------------------



(a) The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Commencement of operations was November 30, 2005.

BLACK PEARL FOCUS FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
12/31/2005 (UNAUDITED)

                                                         % OF NET
HOLDINGS BY INDUSTRY                                      ASSETS
---------------------------------------------------------------------
Information Technology                                     61.2%
Consumer Discretionary                                     13.4%
Health Care                                                11.8%
Telecommunications Services                                 4.9%
Materials                                                   2.8%
Cash  Equivalents, Other Assets and Liabilties              5.9%



                                                         % OF NET
TOP TEN HOLDINGS                                          ASSETS
---------------------------------------------------------------------
Apple Computer, Inc.                                       22.3%
Microchip Technology, Inc.                                  4.8%
Pixar                                                       4.6%
Biogen Idec, Inc.                                           4.2%
SanDisk Corp.                                               4.0%
Intersil Corp. - Class A                                    3.2%
MCI, Inc.                                                   2.8%
Smurfit-Stone Container Corp.                               2.8%
Intuit, Inc.                                                2.7%
PetSmart, Inc.                                              2.4%

BLACK PEARL LONG SHORT FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
12/31/2005 (UNAUDITED)

                                                         % OF NET
LONG HOLDINGS BY INDUSTRY                                 ASSETS
---------------------------------------------------------------------
Information Technology                                     59.9%
Consumer Discretionary                                     13.2%
Health Care                                                11.6%
Telecommunications Services                                 4.7%
Materials                                                   2.7%
Cash  Equivalents, Other Assets and Liabilties              7.9%




                                                         % OF NET
TOP TEN LONG HOLDINGS                                     ASSETS
---------------------------------------------------------------------
Apple Computer, Inc.                                       21.8%
Microchip Technology, Inc.                                  4.7%
Pixar                                                       4.5%
Biogen Idec, Inc.                                           4.1%
SanDisk Corp.                                               3.9%
Intersil Corp. - Class A                                    3.2%
Smurfit-Stone Container Corp.                               2.7%
MCI, Inc.                                                   2.7%
Intuit, Inc.                                                2.6%
PetSmart, Inc.                                              2.4%

             REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM



BOARD OF DIRECTORS AND SHAREHOLDERS
BLACK PEARL FUNDS
SAN JOSE, CALIFORNIA


We have audited the accompanying statements of assets and liabilities of Black Pearl Focus Fund and Black Pearl Long Short Fund, each a series of shares of Black Pearl Funds, including the portfolios of investments as of December 31, 2005, the related statements of operations, the statements of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned Funds as of December 31, 2005, the results of their operations, the changes in their net assets and their financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.




                                                    TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
JANUARY 16, 2006


BLACK PEARL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005
===========================================================================================================
                                                                            BLACK PEARL      BLACK PEARL
                                                                            FOCUS FUND     LONG SHORT FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
  At acquisition cost                                                      $    519,985     $    514,513
                                                                           ============     ============
  At value (Note 2)                                                        $    565,146     $    520,312
Deposits with brokers for securities sold short (Note 2)                           --            408,487
Dividends and interest receivable                                                    79              372
Receivable for capital shares sold                                               25,000           25,000
                                                                           ------------     ------------
  TOTAL ASSETS                                                                  590,225          954,171
                                                                           ------------     ------------

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $413,060)                       --            394,864
Dividends payable on securities sold short (Note 2)                                --                139
Payable to Advisor (Note 4)                                                         626            1,023
                                                                           ------------     ------------
  TOTAL LIABILITIES                                                                 626          396,026
                                                                           ------------     ------------

NET ASSETS                                                                 $    589,599     $    558,145
                                                                           ============     ============

NET ASSETS CONSIST OF:
Paid-in capital                                                            $    535,000     $    534,150
Accumulated net realized gains from security transactions                         9,438             --
Net unrealized appreciation on:
  Investments                                                                    45,161            5,799
  Short positions                                                                  --             18,196
                                                                           ------------     ------------
NET ASSETS                                                                 $    589,599     $    558,145
                                                                           ============     ============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                                     53,258           53,392
                                                                           ============     ============

Net asset value, redemption price and offering price per share  (Note 2)   $      11.07     $      10.45
                                                                           ============     ============


See accompanying notes to financial statements.







                                               7

BLACK PEARL FUNDS

STATEMENTS OF OPERATIONS

FOR THE PERIODS ENDED DECEMBER 31, 2005 (a)
===========================================================================================================
                                                                            BLACK PEARL      BLACK PEARL
                                                                            FOCUS FUND     LONG SHORT FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                                $        107     $         46
  Interest                                                                          264              326
                                                                           ------------     ------------
    TOTAL INVESTMENT INCOME                                                         371              372
                                                                           ------------     ------------

EXPENSES
  Investment advisory fees (Note 4)                                               1,366            1,111
  Administration fees (Note 4)                                                      410              200
  Dividend expense                                                                 --                139
  Margin account interest expense                                                  --                 60
                                                                           ------------     ------------
    TOTAL EXPENSES                                                                1,776            1,510
  Fees waived by the Advisor (Note 4)                                              (592)            (288)
                                                                           ------------     ------------
    NET EXPENSES                                                                  1,184            1,222
                                                                           ------------     ------------

NET INVESTMENT LOSS                                                                (813)            (850)
                                                                           ------------     ------------

REALIZED AND UNREALIZED GAINS ON
  INVESTMENTS
  Net realized gains from security transactions of:
    Investments                                                                  10,251             --
    Short positions                                                                --               --
  Net change in unrealized appreciation (depreciation) on:
    Investments                                                                  45,161            5,799
    Short positions                                                                --             18,196
                                                                           ------------     ------------

NET REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS                                                                 55,412           23,995
                                                                           ------------     ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $     54,599     $     23,145
                                                                           ============     ============

(a)  Represents the period from the commencement of operations (November 1, 2005 for Black Pearl Focus Fund and November 30, 2005 for Black Pearl Long Short Fund) through December 31, 2005.

See accompanying notes to financial statements.






                                               8

BLACK PEARL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED DECEMBER 31, 2005 (a)
===========================================================================================================
                                                                            BLACK PEARL      BLACK PEARL
                                                                            FOCUS FUND     LONG SHORT FUND
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                                                      $       (813)    $       (850)
  Net realized gains from security transactions of:
    Investments                                                                  10,251             --
    Short positions                                                                --               --
  Net change in unrealized appreciation (depreciation) on:
    Investments                                                                  45,161            5,799
    Short positions                                                                --             18,196
                                                                           ------------     ------------
Net increase in net assets from operations                                       54,599           23,145
                                                                           ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                      35,000           35,000
                                                                           ------------     ------------

TOTAL INCREASE IN NET ASSETS                                                     89,599           58,145

NET ASSETS
  Beginning of period                                                           500,000          500,000
                                                                           ------------     ------------
  End of period                                                            $    589,599     $    558,145
                                                                           ============     ============

CAPITAL SHARE ACTIVITY
  Shares sold                                                                     3,258            3,392
  Shares outstanding, beginning of period                                        50,000           50,000
                                                                           ------------     ------------
  Shares outstanding, end of period                                              53,258           53,392
                                                                           ============     ============

(a)  Represents the period from the commencement of operations (November 1, 2005 for Black Pearl Focus Fund and November 30, 2005 for Black Pearl Long Short Fund) through December 31, 2005.

See accompanying notes to financial statements.


BLACK PEARL FOCUS FUND

FINANCIAL HIGHLIGHTS
==========================================================================================
                                                                            PERIOD
                                                                             ENDED
                                                                          DECEMBER 31,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:               2005 (a)
------------------------------------------------------------------------------------------
    Net asset value at beginning of period                                $      10.00
                                                                          ------------

    Income (loss) from investment operations:
       Net investment loss                                                       (0.02)
       Net realized and unrealized gains on investments                           1.09
                                                                          ------------
    Total from investment operations                                              1.07
                                                                          ------------

    Net asset value at end of period                                      $      11.07
                                                                          ============

RATIOS AND SUPPLEMENTAL DATA:
    Total return (b)                                                             10.70%(c)
                                                                          ============

    Net assets at end of period                                           $    589,599
                                                                          ============

    Ratio of gross expenses to average net assets                                 1.95%(e)

    Ratio of net expenses to average net assets (d)                               1.30%(e)

    Ratio of net investment loss to average net assets                           -0.89%(e)

    Portfolio turnover rate                                                         38%(c)
------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (November 1, 2005) through December 31, 2005.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Ratio was determined after advisory fee waivers.

(e)  Annualized.


See accompanying notes to financial statements.


BLACK PEARL LONG SHORT FUND

FINANCIAL HIGHLIGHTS
==========================================================================================
                                                                            PERIOD
                                                                             ENDED
                                                                          DECEMBER 31,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:               2005 (a)
------------------------------------------------------------------------------------------
    Net asset value at beginning of period                                $      10.00
                                                                          ------------

    Income (loss) from investment operations:
       Net investment loss                                                       (0.02)
       Net realized and unrealized gains on investments                           0.47
                                                                          ------------
    Total from investment operations                                              0.45
                                                                          ------------

    Net asset value at end of period                                      $      10.45
                                                                          ============

RATIOS AND SUPPLEMENTAL DATA:
    Total return (b)                                                              4.50%(c)
                                                                          ============

    Net assets at end of period                                           $    558,145
                                                                          ============

    Ratio of gross expenses to average net assets                                 3.40%(f)

    Ratio of net expenses to average net assets (d)                               2.75%(f)

    Ratio of net expenses to average net assets excluding short sale
      dividends and expenses (d) (e)                                              2.30%(f)

    Ratio of net investment loss to average net assets (e)                       -1.91%(f)

    Portfolio turnover rate                                                          0%(c)
------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (November 30, 2005) through December 31, 2005.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Ratio was determined after advisory fee waivers.

(e) Short sale dividends and expenses totaled 0.45% (f) of average net assets for the period ended December 31, 2005.

(f)  Annualized.


See accompanying notes to financial statements.

BLACK PEARL FOCUS FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005

================================================================================
     SHARES    COMMON STOCKS - 94.1%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 13.4%
        575    Dollar Tree Stores, Inc. (a)                       $     13,765
        245    Lamar Advertising Co. (a)                                11,304
        560    PetSmart, Inc.                                           14,370
        515    Pixar (a)                                                27,151
        440    Ross Stores, Inc.                                        12,716
                                                                  ------------
                                                                        79,306
                                                                  ------------
               HEALTH CARE - 11.8%
        550    Biogen Idec, Inc. (a)                                    24,932
        320    Biomet, Inc.                                             11,702
        205    DENTSPLY International, Inc.                             11,007
        265    Lincare Holdings, Inc. (a)                               11,106
        210    Sepracor, Inc. (a)                                       10,836
                                                                  ------------
                                                                        69,583
                                                                  ------------
               INFORMATION TECHNOLOGY - 61.2%
        350    Adobe Systems, Inc.                                      12,936
      1,830    Apple Computer, Inc. (a)                                131,559
        200    Autodesk, Inc.                                            8,590
        245    Broadcom Corp. - Class A (a)                             11,552
        215    CDW Corp.                                                12,378
        420    Citrix Systems, Inc. (a)                                 12,088
        435    Comverse Technology, Inc. (a)                            11,567
        235    Fiserv, Inc. (a)                                         10,168
        770    Intersil Corp. - Class A                                 19,158
        295    Intuit, Inc. (a)                                         15,723
        245    Marvell Technology Group Ltd. (a)                        13,742
        875    Microchip Technology, Inc.                               28,131
        415    Microsoft Corp.                                          10,852
        375    SanDisk Corp. (a)                                        23,558
      1,240    Siebel Systems, Inc.                                     13,119
      1,115    Tellabs, Inc. (a)                                        12,153
        345    Yahoo! Inc. (a)                                          13,517
                                                                  ------------
                                                                       360,791
                                                                  ------------
               MATERIALS - 2.8%
      1,165    Smurfit-Stone Container Corp. (a)                        16,508
                                                                  ------------

               TELECOMMUNICATIONS SERVICES - 4.9%
        840    MCI, Inc.                                                16,573
        350    Telefonaktiebolaget LM Ericsson - Sponsored ADR          12,040
                                                                  ------------
                                                                        28,613
                                                                  ------------

               TOTAL COMMON STOCKS (Cost $509,640)                $    554,801
                                                                  ------------

BLACK PEARL FOCUS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

================================================================================
     SHARES    MONEY MARKET SECURITIES - 1.8%                         VALUE
--------------------------------------------------------------------------------
     10,345    PNC Bank Money Market Account (Cost $10,345)       $     10,345
                                                                  ------------

               TOTAL INVESTMENTS AT VALUE - 95.9% (Cost $519,985) $    565,146

               OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%             24,453
                                                                  ------------

               TOTAL NET ASSETS - 100.0%                          $    589,599
                                                                  ============

(a)  Non-income producing security.
ADR - American Depositary Receipt


See accompanying notes to financial statements.

BLACK PEARL LONG SHORT FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005

================================================================================
     SHARES    COMMON STOCKS - 92.1%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 13.2%
        535    Dollar Tree Stores, Inc. (a) (b)                   $     12,808
        230    Lamar Advertising Co. (a) (b)                            10,612
        520    PetSmart, Inc. (b)                                       13,343
        480    Pixar (a) (b)                                            25,306
        405    Ross Stores, Inc. (b)                                    11,704
                                                                  ------------
                                                                        73,773
                                                                  ------------
               HEALTH CARE - 11.6%
        510    Biogen Idec, Inc. (a) (b)                                23,118
        295    Biomet, Inc. (b)                                         10,788
        190    DENTSPLY International, Inc. (b)                         10,201
        245    Lincare Holdings, Inc. (a) (b)                           10,268
        195    Sepracor, Inc. (a) (b)                                   10,062
                                                                  ------------
                                                                        64,437
                                                                  ------------
               INFORMATION TECHNOLOGY - 59.9%
        325    Adobe Systems, Inc. (b)                                  12,012
      1,695    Apple Computer, Inc. (a) (b)                            121,854
        185    Autodesk, Inc. (b)                                        7,946
        230    Broadcom Corp. - Class A (a) (b)                         10,844
        200    CDW Corp. (b)                                            11,514
        385    Citrix Systems, Inc. (a) (b)                             11,080
        405    Comverse Technology, Inc. (a) (b)                        10,769
        220    Fiserv, Inc. (a) (b)                                      9,519
        710    Intersil Corp. - Class A (b)                             17,665
        275    Intuit, Inc. (a) (b)                                     14,657
        225    Marvell Technology Group Ltd. (a) (b)                    12,620
        810    Microchip Technology, Inc. (b)                           26,042
        385    Microsoft Corp. (b)                                      10,068
        345    SanDisk Corp. (a) (b)                                    21,673
      1,150    Siebel Systems, Inc. (b)                                 12,167
      1,030    Tellabs, Inc. (a) (b)                                    11,227
        320    Yahoo! Inc. (a) (b)                                      12,538
                                                                  ------------
                                                                       334,195
                                                                  ------------
               MATERIALS - 2.7%
      1,080    Smurfit-Stone Container Corp. (a) (b)                    15,304
                                                                  ------------

               TELECOMMUNICATIONS SERVICES - 4.7%
        775    MCI, Inc. (b)                                            15,291
        325    Telefonaktiebolaget LM Ericsson - Sponsored ADR (b)      11,180
                                                                  ------------
                                                                        26,471
                                                                  ------------

               TOTAL COMMON STOCKS (Cost $508,381)                $    514,180
                                                                  ------------

BLACK PEARL LONG SHORT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

================================================================================
     SHARES    MONEY MARKET SECURITIES - 1.1%                         VALUE
--------------------------------------------------------------------------------
      4,513    Federated Government Obligations Fund - Class I    $      4,513
      1,619    PNC Bank Money Market Account                             1,619
                                                                  ------------
               TOTAL MONEY MARKET SECURITIES (Cost $6,132)        $      6,132
                                                                  ------------

               TOTAL INVESTMENTS AT VALUE - 93.2% (Cost $514,513) $    520,312

               OTHER ASSETS IN EXCESS OF LIABILITIES - 6.8%             37,833
                                                                  ------------

               TOTAL NET ASSETS - 100.0%                          $    558,145
                                                                  ============

(a) Non-income producing security.
(b) All or a portion of the shares have been committed as collateral for open short positions.
ADR - American Depositary Receipt


See accompanying notes to financial statements.

BLACK PEARL LONG SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2005

================================================================================
     SHARES    COMMON STOCKS - 70.7%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 7.3%
      6,065    Sirius Satellite Radio, Inc. (a)                   $     40,636
                                                                  ------------

               CONSUMER STAPLES - 1.9%
        140    Whole Foods Market, Inc.                                 10,835
                                                                  ------------

               HEALTH CARE - 11.2%
        535    Amgen, Inc. (a)                                          42,190
        120    Express Scripts, Inc. (a)                                10,056
        200    Gilead Sciences, Inc. (a)                                10,526
                                                                  ------------
                                                                        62,772
                                                                  ------------
               INDUSTRIALS - 22.1%
      1,070    C.H. Robinson Worldwide, Inc.                            39,622
        610    Expeditors International of Washington, Inc.             41,181
      1,090    Fastenal Co.                                             42,717
                                                                  ------------
                                                                       123,520
                                                                  ------------
               INFORMATION TECHNOLOGY - 21.6%
        340    Dell, Inc. (a)                                           10,197
      1,560    Mercury Interactive Corp. (a)                            43,352
        415    Novellus Systems, Inc. (a)                               10,010
        710    Research in Motion Ltd. (a)                              46,867
        460    Verisign, Inc. (a)                                       10,083
                                                                  ------------
                                                                       120,509
                                                                  ------------
               TELECOMMUNICATIONS SERVICES - 6.6%
     12,750    Level 3 Communications, Inc. (a)                         36,592
                                                                  ------------

               TOTAL SECURITIES SOLD SHORT - 70.7%
                 (Proceeds $413,060)                              $    394,864
                                                                  ============

(a)  Non-income producing security.


See accompanying notes to financial statements.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION

Black Pearl Focus Fund and Black Pearl Long Short Fund (the "Funds") are each a non-diversified series of Black Pearl Funds (the "Trust"), an open-end management investment company established as a Delaware statutory trust under a Declaration of Trust dated July 8, 2005. On September 16, 2005, 50,000 shares of each Fund were issued for cash, at $10.00 per share, to Firsthand Capital
Management, Inc., the investment advisor to the Funds. Black Pearl Focus Fund and Black Pearl Long Short Fund commenced operations on November 1, 2005 and November 30, 2005, respectively.

The investment objective of Black Pearl Focus Fund is long-term growth of capital. The investment objective of Black Pearl Long Short Fund is long-term growth of capital while reducing exposure to general equity market risk.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Funds' portfolio securities (including securities sold short) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. With regards to a fund's long positions, if a security is not traded on the valuation date, the security will be valued at its most recent bid price. In the case of a Fund's short positions, if a security is not traded that day, the security will be valued at its most recent ask price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price for long positions and most recent closing ask price for short positions as quoted by brokers that make markets in the securities) at the close of trading on the NYSE. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Other non-cash dividends are recognized as investment income at the fair value of the property received.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2005
--------------------------------------------------------------------------------

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. During the period ended December 31, 2005, the Funds made no distributions.

Short positions - Black Pearl Long Short Fund may sell securities short for economic hedging purposes. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distribute at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2005
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of December 31, 2005:

        --------------------------------------------------------------------------------------------------------
                                                                      BLACK PEARL           BLACK PEARL LONG
                                                                      FOCUS FUND              SHORT FUND
        --------------------------------------------------------------------------------------------------------
        Tax cost of portfolio investments (long positions)               $ 519,985              $  514,513
        Tax cost of securities sold short                                       --                (413,060)
                                                                  --------------------    --------------------
        Tax cost of portfolio investments and securities
        sold short                                                       $ 519,985              $  101,453
                                                                  ====================    ====================
        Gross tax unrealized appreciation                                $  49,607              $   35,183
        Gross tax unrealized depreciation                                   (4,446)                (11,188)
                                                                  --------------------    --------------------
        Net tax unrealized appreciation                                  $  45,161              $   23,995
        Undistributed ordinary income                                        9,438                      --
                                                                  --------------------    --------------------
        Accumulated earnings                                             $  54,599              $   23,995
                                                                  ====================    ====================

        --------------------------------------------------------------------------------------------------------

For the period ended December 31, 2005, Black Pearl Focus Fund reclassified net investment losses of $813 against accumulated net realized gains from security transactions on the Statement of Assets and Liabilities, and Black Pearl Long Short Fund reclassified net investment losses of $850 against paid in capital on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Funds' net assets or net asset values per share.

3. INVESTMENT TRANSACTIONS

During the period ended  December 31, 2005,  cost of purchases and proceeds from
sales  of  investment  securities,  other  than  short-term  investments,   U.S.
government securities and short positions, were as follows:

        --------------------------------------------------------------------------------------------------------
                                                                      Black Pearl               Black Pearl
                                                                      Focus Fund              Long Short Fund
        --------------------------------------------------------------------------------------------------------
           Cost of purchases of investment securities                    $ 705,250              $  508,381
                                                                  ====================    ====================
           Proceeds from sales of investment securities                  $ 205,862              $       --
                                                                  ====================    ====================

        --------------------------------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Firsthand Capital Management, Inc. (the "Advisor") serves as the investment advisor to the Funds. For its services, Black Pearl Focus Fund pays the Advisor, on a monthly basis, an investment advisory fee at the annual rate of 1.50% of its average daily net assets and Black Pearl Long Short Fund pays the Advisor, on a monthly basis, an investment advisory fee at the annual rate of 2.50% of its average daily net assets.

BLACK PEARL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2005
--------------------------------------------------------------------------------

The Advisor has contractually agreed (for a period of two years from each Fund's commencement of operations) to reduce its fees and/or to make expense reimbursements so that each Fund's total operating expenses are limited to 1.30% of Black Pearl Focus Fund's average daily net assets and 2.30% (excluding short sale dividends and expenses) of Black Pearl Long Short Fund's average daily net assets. During the periods ended December 31, 2005, the Advisor waived investment advisory fees of $592 and $288 for Black Pearl Focus Fund and Black Pearl Long Short Fund, respectively. These waivers are not subject to recoupment.

ADMINISTRATION AGREEMENT
The Advisor is responsible for the provision of administrative and supervisory services to the Funds. For its services, each Fund pays to the Advisor, on a monthly basis, a fee equal to 0.45% per annum of each Fund's average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

MUTUAL FUND SERVICES AGREEMENT
The Funds are party to a mutual fund services agreement with Ultimus Fund Solutions, LLC ("Ultimus"), under which Ultimus provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Funds) pursuant to the Administration Agreement between the Funds and the Advisor.

DISTRIBUTION AGREEMENT
The Funds and the Advisor are parties to a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), under which the Distributor provides distribution services to the Funds and serves as principal underwriter to the Fund. The Advisor, not the Funds, is responsible for payment of the distribution fees.

Certain trustees and officers of the Funds are directors and officers of the Advisor or of Ultimus.

5. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

BLACK PEARL FUNDS
ABOUT YOUR FUND'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. Operating expenses, which are deducted from each Fund's gross income, directly reduce the investment returns of the Funds.

A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The expenses in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemptions fees, nor do they carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.


BLACK PEARL FUNDS
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                       Beginning           Ending
                                     Account Value      Account Value      Expenses Paid
                                           *          December 31, 2005    During Period**
-------------------------------------------------------------------------------------------
BLACK PEARL FOCUS FUND
-------------------------------------------------------------------------------------------
Based on Actual Fund Return            $1,000.00          $1,107.00             $2.36
Based on Hypothetical 5% Return
   (before expenses)                   $1,000.00          $1,006.04             $2.18
-------------------------------------------------------------------------------------------
BLACK PEARL LONG SHORT FUND
-------------------------------------------------------------------------------------------
Based on Actual Fund Return            $1,000.00          $1,045.00             $2.47
Based on Hypothetical 5% Return
   (before expenses)                   $1,000.00          $1,001.94             $2.41
-------------------------------------------------------------------------------------------

* November 1, 2005 for Black Pearl Focus Fund and November 30, 2005 for Black Pearl Long Short Fund.

** Expenses are equal to the Funds' annualized expense ratios for the period as stated below, multiplied by the average account value over the period, multiplied by 61/365 and 32/365 for Black Pearl Focus Fund and Black Pearl Long Short Fund, respectively (to reflect the period covered by this report).

                      Black Pearl Focus Fund                   1.30%
                      Black Pearl Long Short Fund              2.75%


OTHER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling 1-408-521-5000, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

The Trust will file a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings will be available upon request, by calling 1-408-521-5000. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BLACK PEARL FUNDS
BOARD OF TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Trust's shareholders. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers have been elected for an annual term. Certain officers of the Trust also may serve as Trustees.

The Trust is managed by the Trustees in accordance with the Declaration of Trust. There are currently three Trustees, two of whom are not "interested persons" of the Trust within the meaning of that term under the Investment Company Act of 1940.

The Trustees and officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:


                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS
                                                                                                                        IN FUND
                                                                                PRINCIPAL OCCUPATION(S) DURING          COMPLEX
                                         LENGTH OF TIME   POSITION(S) HELD      PAST 5 YEARS AND DIRECTORSHIPS          OVERSEEN
NAME, ADDRESS AND YEAR OF BIRTH              SERVED          WITH TRUST              OF PUBLIC COMPANIES                BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
*Kevin Landis                              Since 2005        Trustee and     Chief Investment Officer and a Director          2
125 South Market Street, Suite 1200                           President      of the Advisor and has been a portfolio
San Jose, California   95113                                                 anager with the Advisor since May
(1961)                                                                       1994. From 1998 through 2001, he was
                                                                             also the President and Chief Executive
                                                                             Officer of Silican Capital Management
                                                                             LLC.

                                                                             Board of Directors for the Firsthand
                                                                             Funds (includes five portfolios)


DISINTERESTED TRUSTEES:
Greg Burglin                               Since 2005          Trustee       Tax Consultant for more than 5 years             2
125 South Market Street, Suite 1200
San Jose, California   95113
(1960)

Kevin P. Tanner                            Since 2005          Trustee       President, Chief Financial Officer and           2
125 South Market Street, Suite 1200                                          Chief Compliance Officer of Tanner &
San Jose, California   95113                                                 Associates Asset Management (an SEC
(1962)                                                                       registered investment adviser) and has
                                                                             been for more than 5 years.
------------------------------------------------------------------------------------------------------------------------------------
*    Mr. Landis is an  interested  person of the Funds by reason of his position with the Advisor.


BLACK PEARL FUNDS
BOARD OF TRUSTEES AND OFFICERS (Continued) (Unaudited)
---------------------------------------------------------------------------------------------------------------------



                                                                                PRINCIPAL OCCUPATION(S) DURING
                                         LENGTH OF TIME   POSITION(S) HELD      PAST 5 YEARS AND DIRECTORSHIPS
NAME, ADDRESS AND YEAR OF BIRTH              SERVED          WITH TRUST               OF PUBLIC COMPANIES
---------------------------------------------------------------------------------------------------------------------
OFFICERS:
Yakoub Bellawala                           Since 2005         Secretary      Vice President of Business Process
125 South Market Street, Suite 1200                                          Development of the Advisor from
San Jose, California   95113                                                 August 2002 to present. He was Vice
(1965)                                                                       President of Business Development for
                                                                             the Advisor from 1999 to 2002.  He was
                                                                             Treasurer of Firsthand Funds from 1996
                                                                             to 2003.

Mark J. Seger                              Since 2005         Treasurer      Managing Director of Ultimus and the
225 Pictoria Drive, Suite 450                                                Distributor
Cincinnati, OH  45246
(1962)

---------------------------------------------------------------------------------------------------------------------

Additional information about members of the Board of Trustees and officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-408-521-5000.

BLACK PEARL FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the Funds' Investment Advisory Agreement and the Administration Agreement (collectively the "Agreements") with the Advisor. Approval took place at an in-person meeting, held on September 22, 2005 at which all of the Trustees were present.

In the course of their consideration of the Agreement the Independent Trustees met in executive session and were advised by the Funds' legal counsel. The Independent Trustees received and reviewed a substantial amount of information provided by the Advisor in response to requests of the Trustees and counsel.

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described as follows.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------

     The Board received and considered various data and information regarding the nature, extent and quality of services to be provided to the Funds by the Advisor. The most recent investment advisor registration form ("Form ADV") for the Advisor was provided to the Board. The Board reviewed and analyzed the Form ADV which included, among other things, information about the background and experience of the senior management. In this regard, the Board specifically reviewed the qualifications, backgrounds and responsibilities of the key personnel at the Advisor that will oversee the day-to-day operations of the Funds.

     In addition, the Board considered the investment and legal compliance programs of the Funds and the Advisor. The Board also considered the depth and experience of the compliance staff at the Advisor and their experience with overseeing the activities of another fund family.

     The Board also considered the amount of time and research the Advisor has dedicated to the development of the investment programs for each of the Funds, in particular the development of the quantitative models. The Board further noted the amount of testing conducted by the Advisor with regards to operation of the Funds' quantitative investment models.

     Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the expected nature, extent and quality of the investment advisory services to be provided to each of the Funds by the Advisor.

FUND PERFORMANCE AND EXPENSES
-----------------------------

     The Board was provided with back tested performance results for each of the investment strategies to be employed by the Funds. In reviewing the back tested numbers the Board was reminded by the Advisor that it will be very difficult, if not impossible, to replicate the back tested performance. Representatives from the Advisor explained the limitations, assumptions and other issues associated with back tested performance and why these numbers will likely be different from the Funds' actual performance.

BLACK PEARL FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

     The Board received and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, fee waivers/caps and/or expense reimbursements. It also considered comparisons of these fees to the comparative expense information for each Fund's peer group as determined by the Advisor. Peer groups, selected from the Morningstar, Inc database, provided the Board with comparative industry information. The Focus Fund's overall expense ratio was compared to a Morningstar category called "Large Growth Funds" with $50 million or less in net assets while the Long Short Fund was compared to a Morningstar category called "Moderate Allocation Funds" with $50 million or less in net assets. With regards to the Long Short Fund representatives from the Advisor pointed out specific funds within the Moderate Allocation category that follow a similar long-short investment strategy. The Board noted that the overall expense ratio of the Focus Fund, after fee waivers, was lower than the average for the Fund's peer group. The Board also noted that the Long Short Fund's expense ratio, after fee waivers, was higher than the average for the overall Moderate Allocation category. The Board further noted that, when the Long Short Fund's overall expense ratio was compared directly to funds with a similar investment strategy its expense ratio was lower than, or not noticeably above, those comparable funds.

INVESTMENT ADVISORY FEE RATES
-----------------------------

     The Board reviewed and considered the proposed contractual investment advisory fee rates (the "Advisory Agreement Rates") payable by the Funds to the Advisor for investment advisory services. Additionally, the Board received and considered information comparing the Advisory Agreement Rates (both on a stand-alone basis and on a combined basis with the Funds' administration fee rates) with those of the other funds in their relevant peer group. The Board concluded that the respective Advisory Agreement Rates and the advisory/administration fee rates for the Funds were higher than the average rates of each Fund's peer group.

PROFITABILITY
-------------

     The Board discussed profitability and other ancillary benefits that the Advisor may receive with regard to providing these services to the Funds and concluded that, in light of the fact that the Funds are new, with limited assets, these factors are only secondary factors at this time. The Board did note that as the Funds grow the Independent Trustees would continue to monitor the issue.

ECONOMIES OF SCALE
------------------

     The Board discussed economies of scale, noting that at this stage, the Funds have not had an opportunity to recognize any economies of scale. The Board observed that as the Funds grow in assets, this factor will become more relevant to their consideration process.

BLACK PEARL FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
--------------------------------------------------------------------------------

CONCLUSION
----------

     After full consideration of the above factors as well as other factors, the Trustees, including all the Independent Trustees, concluded that approval of the Agreements was in the best interest of the Funds and their shareholders.

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $18,500 with respect to the registrant's fiscal year ended December 31, 2005.

     (b) AUDIT-RELATED FEES. No fees were billed with respect to the fiscal year ended December 31, 2005 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $5,000 with respect to the registrant's fiscal year ended December 31, 2005. The services comprising these fees are the review of the registrant's federal and state income and federal excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. The audit committee has delegated to the Chairman of the committee the authority to grant pre-approvals of audit and permissible non-audit services to be provided by the principal accountant to the registrant, subject to the ratification of the full committee at its next regularly scheduled meeting. Both the principal accountant and counsel to the registrant will be responsible for informing the audit committee whether they believe that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards. The specific types of non-audit services that the Chairman of the audit committee may pre-approve include, but are not limited to: reviewing the registrant's internal controls over financial reporting; providing tax-related services; reviewing and/or developing an anti-money laundering program; and issuing comfort letters, based on agreed-upon procedures, in connection with any reorganization involving the registrant.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) With respect to the fiscal year ended December 31, 2005, aggregate non-audit fees of $5,000 were billed by the registrant's accountant for services rendered to the registrant. With respect to the fiscal year ended December 31, 2005, aggregate non-audit fees of $9,500 were billed by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


     (h) The registrant's audit committee of the board of trustees determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CODE ETH     Code of Ethics

Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Black Pearl Funds
             ---------------------------------------------------------



By (Signature and Title)*    /s/ Kevin M. Landis
                           -------------------------------------------

                           Kevin M. Landis, President

Date          February 27, 2006
      --------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Kevin M. Landis
                           -------------------------------------------

                           Kevin M. Landis, President

Date          February 27, 2006
      --------------------------------------




By (Signature and Title)*    /s/ Mark J. Seger
                           -------------------------------------------

                           Mark J. Seger, Treasurer

Date          February 27, 2006
      --------------------------------------




* Print the name and title of each signing officer under his or her signature.